COMMITMENTS AND CONTINGENCIES - Future Minimum Lease Payments Under Non-cancelable Operating Leases (Details)	Jul. 31, 2019 USD ($)
12 months ending July 31,
2020	$ 656,330
2021	658,806
2022	274,241
2023	4,928
Total	$ 1,594,305